Trade and Other Payables (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of capital and leasing commitments [Abstract]
Disclosure of Detailed Information About Trade and Other Current Payables
	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Current:
Trade payables	10,407	23,580
Accruals	8,593	10,150
Employee benefit liabilities	3,430	1,815
	22,430	35,545